Mergers and Acquisitions (Valuation Model for Lions Gate Replacement Awards) (Details) - Stock Options			12 Months Ended
		Dec. 08, 2016	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Lions Gate Replacement Awards | Equity Issued in Starz Acquisition
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Expected volatility		35.00%
Expected dividend yield		0.00%
Minimum
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Expected dividend yield	[1]		0.00%	0.00%	0.80%
Expected option lives (years)	[2]		4 years	4 years	3 years
Minimum | Lions Gate Replacement Awards | Equity Issued in Starz Acquisition
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Risk-free interest rate		0.39%
Expected option lives (years)		4 days
Maximum
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Expected dividend yield	[1]		1.50%	1.80%	1.80%
Expected option lives (years)	[2]		6 years	10 years	6 years
Maximum | Lions Gate Replacement Awards | Equity Issued in Starz Acquisition
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Risk-free interest rate		1.83%
Expected option lives (years)		5 years 6 months

[1]	The expected dividend yield is estimated by dividing the expected annual dividend by the market price of the Company's shares at the date of grant.
[2]	The expected term of options granted represents the period of time that options granted are expected to be outstanding.